Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	$ 31,425	$ 31,456
Valuation allowance	(19,901)	(20,322)
Recognized	11,525	11,134
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	399	697
of which: related to the US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	10,063	9,340
of which: related to other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	1,461	1,794
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	20,261	19,940
Valuation allowance	(17,743)	(17,663)
Recognized	2,518	2,277
Unused tax credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	808	675
Valuation allowance	0	0
Recognized	808	675
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	10,356	10,841
Valuation allowance	(2,157)	(2,659)
Recognized	8,198	8,182
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,907	2,971
Valuation allowance	0	0
Recognized	2,907	2,971
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,240	1,984
Valuation allowance	(250)	(503)
Recognized	1,991	1,482
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	107	529
Valuation allowance	1	0
Recognized	108	529
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	5,101	5,358
Valuation allowance	(1,909)	(2,156)
Recognized	$ 3,193	$ 3,201